UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [  ];                             Amendment Number: ___
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.
                           -----------------------------------------
                           15 Alton Hill
                           Southampton, SN01, Bermuda

Form 13F File Number:               28-05483
                                    --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lisa M. Pankratz
Phone:        (604) 601-8324
Signature, Place, and Date of Signing:

/s/ Lisa M. Pankratz       Vancouver, B.C. Canada           November 1, 2002
--------------------       ----------------------           ----------------
[Signature]                [City, State]                    [Date]

Report Type                (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ]        13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Mackenzie Financial Corporation (Form 13F File Number 28-5178) with respect to securities held in Mackenzie Universal Select Managers Fund, Mackenzie Universal Select Managers Canada Fund, Mackenzie Universal Select Managers Capital Class, Mackenzie Universal Select Managers Canada Capital Class, Mackenzie Cundill Value Capital Class, and Mackenzie Universal Select Managers International Capital Class, IG Mackenzie Select Managers Fund, and IG Mackenzie Select Managers Canada Class.

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          1
                                          --------------------------------------

Form 13F Information Table Entry Total:                     22
                                          --------------------------------------

Form 13F Information Table Value Total:                $201,053 (thousands)
                                          --------------------------------------


List of Other Included Managers:

           01 - McElvaine Investment Management Ltd.

         PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.

                 Name of Reporting Manager
                Form 13F Information Table

    Name of issuer    Title of    CUSIP      Value     Shrs or prn  SH/      Put/  Investment Other         Voting authority
                        class              (x$1000)        amt      PRN      Call  discretion managers
--------------------  --------- ---------- --------- ------------- ------    ----- ---------- ---------  ---------------------------
--------------------  --------- ---------- --------- ------------- ------    ----- ---------- ---------  ---------- ------- --------

                                                                                                             Sole   Shared  None
--------------------- --------- ---------- --------- ------------- --------- ----- ---------- ---------    -------- ------- --------
Alderwoods Group Inc. Common    014383103     11,413     1,755,900    SH           OTHER          01      1,090,900       0  665,000
                      Stock
--------------------- --------- ---------- --------- ------------- --------- ----- ---------- ---------    -------- ------- --------
BCE Inc.              Common   05534B109       9,338       527,000    SH           SOLE                     527,000       0        0
                      Stock
--------------------- --------- ---------- --------- ------------- --------- ----- ---------- ---------    -------- ------- --------
Bank of Montreal      Common   063671101      12,166       523,000    SH           SOLE                     523,000       0        0
                      Stock
--------------------- --------- ---------- --------- ------------- --------- ----- ---------- ---------    -------- ------- --------
Brascan Corporation   Common   10549P606      18,236       911,942    SH           SOLE                     911,942       0        0
                      Stock
--------------------- --------- ---------- --------- ------------- --------- ----- ---------- ---------    -------- ------- --------
Cable & Wireless      ADR      126830207         575    18,666,161    SH           SOLE                  18,666,161       0        0
sp ADR
--------------------- --------- ---------- --------- ------------- --------- ----- ---------- ---------    -------- ------- --------
Canadian Imperial     Common   136069101      10,489       411,000    SH           SOLE                     411,000       0        0
Bank of Commerce      Stock
--------------------- --------- ---------- --------- ------------- --------- ----- ---------- ---------    -------- ------- --------
Canadian Natural      Common   136385101      15,463       487,000    SH           SOLE                     487,000       0        0
Resources             Stock
--------------------- --------- ---------- --------- ------------- --------- ----- ---------- ---------    -------- ------- --------
Encana Corp.          Common   292505104       8,173       270,000    SH           SOLE                     270,000       0        0
                      Stock
--------------------- --------- ---------- --------- ------------- --------- ----- ---------- ---------    -------- ------- --------
Focus Enhancements    Common   344159108       1,197     1,050,000    SH           SOLE                   1,050,000       0        0
Inc.                  Stock
--------------------- --------- ---------- --------- ------------- --------- ----- ---------- ---------    -------- ------- --------
Goldcorp Inc.         Common   380956409      10,208       919,760    SH           SOLE                     919,760       0        0
                      Stock
--------------------- --------- ---------- --------- ------------- --------- ----- ---------- ---------    -------- ------- --------
Grill Concepts Inc.   Common   398502203         772       459,475    SH           SOLE                     459,475       0        0
                      Stock
--------------------- --------- ---------- --------- ------------- --------- ----- ---------- ---------    -------- ------- --------
Grupo Financiero      ADR      399909100          51        80,000    SH           SOLE                      80,000       0        0
Galicia - ADR
--------------------- --------- ---------- --------- ------------- --------- ----- ---------- ---------    -------- ------- --------
IDT Corp.             Class B  448947309      32,549     2,123,200    SH           SOLE                   2,123,200       0        0
Class "B"             Common
                      Stock
--------------------- --------- ---------- --------- ------------- --------- ----- ---------- ---------    -------- ------- --------
Liberty Media         Common   530718105      24,003     3,343,000    SH           SOLE                   3,343,300       0        0
                      Stock
--------------------- --------- ---------- --------- ------------- --------- ----- ---------- ---------    -------- ------- --------
Mattel Inc.           Common   577081102       4,755       264,000    SH           OTHER          01              0       0  264,000
                      Stock
--------------------- --------- ---------- --------- ------------- --------- ----- ---------- ---------    -------- ------- --------
MDS, Inc              Common   55269P302       4,669       343,600    SH           SOLE                     343,600       0        0
                      Stock
--------------------- --------- ---------- --------- ------------- --------- ----- ---------- ---------    -------- ------- --------
Noranda Inc.          Common   655422103       5,373       569,900    SH           SOLE                     569,900       0        0
                      Stock
--------------------- --------- ---------- --------- ------------- --------- ----- ---------- ---------    -------- ------- --------
Potlatch Corporation  Common   737628107       2,857        99,600    SH           SOLE                      99,600       0        0
                      Stock
--------------------- --------- ---------- --------- ------------- --------- ----- ---------- ---------    -------- ------- --------
QLT Inc.              Common   746927102       3,283       433,500    SH           SOLE                     433,500       0        0
                      Stock
--------------------- --------- ---------- --------- ------------- --------- ----- ---------- ---------    -------- ------- --------
Telus Corporation NV  Common   87971M202       3,276       481,000    SH           SOLE                     481,000       0        0
                      Stock
--------------------- --------- ---------- --------- ------------- --------- ----- ---------- ---------    -------- ------- --------
Videsh Sanchar Nigam  ADR      92659G600      20,958     4,546,200    SH           SOLE                   4,546,200       0        0
sp ADR
--------------------- --------- ---------- --------- ------------- --------- ----- ---------- ---------    -------- ------- --------
Washington Mutual     Common   939322103       1,249        39,700    SH           SOLE                      39,700       0        0
Inc.                  Stock
--------------------- --------- ---------- --------- ------------- --------- ----- ---------- ---------    -------- ------- --------